UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    1001 Tahoe Blvd.
            Incline Village, NV 89451
13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	October 20, 2009

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  153

Form 13F Information Table Value Total: $3,604,196

List of Other Included Managers:  None


                                                     VALUE   SHARES OR SH/ Put/  INVSTMT   OTHER  Voting Authority
NAME OF ISSUER          TITLE OF CLASS    CUSIP      (1000s) PRN AMT   PRN CALL  DISCRTN   Mgrs  a) Sole  b) Shared c) None
Babcock & Brown Air Ltd	SPONSORED ADR	 05614P101	 774            80,600 		Sole		80,600
Durect Corporation	COM	         266605104	 10,740 	4,022,489 	Sole		4,022,489
Emmis Communications	PFD CV SER A	 291525202	 2,224 		226,923 	Sole		226,923
Fifth Third Bancorp	CNV PFD DEP1/250 316773209	 84,286 	698,597 	Sole		698,597
Ford Trust	PFD     TR CV6.5%	 345395206	 31,298 	1,039,110 	Sole		1,039,110
Mesa Air Group, Inc.	COM	         590479101	 588 		2,285,963 	Sole		2,285,963
Mirant	                *W EXP 01/03/201 60467R118	 385 		259,900 	Sole		259,900
Mirant	                *W EXP 01/03/201 60467R126	 126 		65,200 		Sole		65,200
New York Commty Bancorp	COM	         649445103	 202 		17,713 		Sole		17,713
Quadramed Corp	        COM NEW	         74730W507	 345 		 49,261 	Sole		49,261
Raytheon Company	*W EXP 06/16/201 755111119	 601 		 52,500 	Sole		52,500
Simon Property	        PFD CONV I 6%	 828806802	 93,877 	1,548,622 	Sole		1,548,622
Vonage Holdings Corp	COM	         92886T201	 19 		 13,332 	Sole		13,332
Wells Fargo & Co	PERP PFD CNV A	 949746804	 14,645 	 16,400 	Sole		16,400
Aspen Insurance Hldgs	PFD PRP INC EQ	G05384113	 20,201 	 401,890 	Sole		401,890
ASM International	NOTE 4.250%12/0	00207DAG7	 674 		 642,000 	Sole
Advanced Micro Devices	NOTE 6.000% 5/0	007903AL1	 11,506 	 15,290,000 	Sole
Advanced Micro Devices	NOTE 5.750% 8/1	007903AN7	 1,955 		 2,300,000 	Sole
Affiliated Managers Gp	NOTE 5/0	008252AC2	 3,366 		 2,914,000 	Sole
Affiliated Managers Gp	NOTE 3.950% 8/1	008252AL2	 55,227 	 58,210,000 	Sole
Alcoa Inc	        NOTE 5.250% 3/1	013817AT8	 1,936 		 880,000 	Sole
Allegheny Technologies	NOTE 4.250% 6/0	01741RAD4	 42,711 	 35,810,000 	Sole
Allergan, Inc	        NOTE 1.500% 4/0	018490AL6	 36,111 	 31,971,000 	Sole
Alliance Data Systems	NOTE 1.750% 8/0	018581AD0	 61,214 	 63,211,000 	Sole
Alliant Techsystems	NOTE 2.750% 9/1	018804AN4	 959 		 931,000 	Sole
Johnson & Johnson	SDCV 7/2	02261WAB5	 133,078 	 147,047,000 	Sole
American Equity Inv	NOTE 5.250%12/0	025676AE7	 16,642 	 17,895,000 	Sole
AmeriCredit Corp	NOTE 2.125% 9/1	03060RAR2	 1,592 		 2,000,000 	Sole
Amgen Inc	        NOTE 3/0	031162AL4	 3,311 		 4,447,000 	Sole
Amgen Inc	        NOTE 0.125% 2/0	031162AN0	 200 		 200,000 	Sole
Amgen Inc	        NOTE 0.375% 2/0	031162AQ3	 35,917 	 35,430,000 	Sole
Amylin Pharmaceuticals	NOTE 3.000% 6/1	032346AF5	 5,231 		 6,750,000 	Sole
Thermo Fisher Scien	DBCV 12/1	03760AAK7	 77,339 	 52,235,000 	Sole
Arcelormittal	        NOTE 5.000% 5/1	03938LAK0	 106,762 	 73,785,000 	Sole
Archer-Daniels-Midland  NOTE 0.875% 2/1	039483AW2	 69,961 	 71,630,000 	Sole
Aspect Medical Systems	NOTE 2.500% 6/1	045235AB4	 11,426 	 11,600,000 	Sole
Beazer Homes USA	NOTE 4.625% 6/1	07556QAL9	 4,505 		 5,090,000 	Sole
Beckman Coulter, Inc	NOTE 2.500%12/1	075811AD1	 74,267 	 64,300,000 	Sole
Best Buy Co.	        SDCV 2.250% 1/1	086516AF8	 113,457 	 109,028,000 	Sole
BlackRock, Inc	        DBCV 2.625% 2/1	09247XAB7	 2,180 		 1,000,000 	Sole
Borgwarner Inc	        NOTE 3.500% 4/1	099724AF3	 7,855 		 6,380,000 	Sole
Cadence Design Systems	NOTE 1.375%12/1	127387AD0	 451 		 490,000 	Sole
CapitalSource Inc	DBCV 4.000% 7/1	14055XAE2	 6,199 		 7,250,000 	Sole
CapitalSource Inc	NOTE 7.250% 7/1	14055XAG7	 46,471 	 54,995,000 	Sole
Carnival Corporation	DBCV 2.000% 4/1	143658AN2	 136,206 	 127,629,000 	Sole
Cell Therapeutic, Inc	NOTE 4.000% 7/0	150934AF4	 25,688 	 28,463,000 	Sole
Central European Dist	NOTE 3.000% 3/1	153435AA0	 8,850 		 10,615,000 	Sole
Cephalon Inc	        NOTE 2.500% 5/0	156708AR0	 53,438 	 50,710,000 	Sole
Charles River Labs	NOTE 2.250% 6/1	159864AB3	 966 		 973,000 	Sole
Chemed Corporation	NOTE 1.875% 5/1	16359RAC7	 15,933 	 19,257,000 	Sole
Chesapeake Energy Corp	NOTE 2.500% 5/1	165167CA3	 17,058 	 18,835,000 	Sole
Chesapeake Energy Corp	NOTE 2.250%12/1	165167CB1	 20,307 	 26,950,000 	Sole
China Medical Tech	NOTE 4.000% 8/1	169483AC8	 2,610 		 4,000,000 	Sole
Coeur D' Alene Mines	NOTE 3.250% 3/1	192108AR9	 11,745 	 13,500,000 	Sole
Commscope, Inc	        NOTE 3.250% 7/0	203372AG2	 1,548 		 1,200,000 	Sole
CA Inc	                NOTE 1.625%12/1	204912AQ2	 93,616 	 82,630,000 	Sole
Conexant Systems	NOTE 4.000% 3/0	207142AH3	 11,077 	 12,975,000 	Sole
Continental Airlines	NOTE 5.000% 6/1	210795PJ3	 7,357 		 6,900,000 	Sole
Danaher Corporation	NOTE 1/2	235851AF9	 65,624 	 65,835,000 	Sole
Dominion Resources Inc	NOTE 2.125%12/1	25746UAT6	 103,308 	 93,175,000 	Sole
EMC Corp A	        NOTE 1.750%12/0	268648AK8	 110,074 	 90,970,000 	Sole
EMC Corp B	        NOTE 1.750%12/0	268648AM4	 20,937 	 16,941,000 	Sole
Empire Resorts, Inc	NOTE 8.000% 7/3	292052AB3	 3,038 		 4,500,000 	Sole
Endeavor Intl Corp	NOTE 6.000% 1/1	29257MAB6	 16,079 	 20,483,000 	Sole
Energy Conv Devices	NOTE 3.000% 6/1	292659AA7	 13,690 	 18,500,000 	Sole
EnPro Industries, Inc	DBCV 3.938%10/1	29355XAB3	 32,165 	 34,401,000 	Sole
Epicor Software Corp	NOTE 2.375% 5/1	29426LAA6	 3,220 		 4,000,000 	Sole
Exterran Holdings Inc	NOTE 4.250% 6/1	30225XAA1	 62,920 	 50,260,000 	Sole
FiberTower Corp	        NOTE 9.000%11/1	31567RAC4	 30,514 	 49,215,750 	Sole
Thermo Fisher Scient	NOTE 3.250% 3/0	338032AX3	 7,190 		 5,775,000 	Sole
Global Crossing Ltd	NOTE 5.000% 5/1	37932JAA1	 31,518 	 32,039,000 	Sole
The Great Atl & Pac Tea NOTE 6.750%12/1	390064AK9	 15,422 	 17,500,000 	Sole
The Greenbrier Co	NOTE 2.375% 5/1	393657AD3	 1,132 		 1,600,000 	Sole
HCC Insurance Holdings	NOTE 1.300% 4/0	404132AB8	 22,864 	 18,620,000 	Sole
Hasbro	                DBCV 2.750%12/0	418056AN7	 18,590 	 14,070,000 	Sole
Headwaters		NOTE 2.875% 6/0	42210PAB8	 545 		 550,000 	Sole
Headwaters Incorporated	NOTE 2.500% 2/0	42210PAD4	 11,245 	 17,300,000 	Sole
Hertz Global Holdings	NOTE 5.250% 6/0	42805TAA3	 17,286 	 11,420,000 	Sole
Horizon Lines Inc	NOTE 4.250% 8/1	44044KAB7	 16,893 	 21,050,000 	Sole
iStar Financial	        FRNT 10/0	45031UBF7	 1,020 		 2,000,000 	Sole
Illumina Inc	        NOTE 0.625% 2/1	452327AB5	 3,155 		 1,600,000 	Sole
Ingersoll-Rand Company	NOTE 4.500% 4/1	45687AAD4	 1,815 		 1,000,000 	Sole
Intel Corp	        SDCV 2.950%12/1	458140AD2	 69,097 	 76,715,000 	Sole
Interpublic Group	NOTE 4.750% 3/1	460690BE9	 22,426 	 22,510,000 	Sole
Invacare Corp	        SDCV 4.125% 2/0	461203AD3	 2,170 		 2,048,000 	Sole
Life Technologies	NOTE 2.000% 8/0	46185RAJ9	 1,957 		 1,400,000 	Sole
Janus Capital Group Inc	NOTE 3.250% 7/1 47102XAG0	 2,765 		 2,200,000 	Sole
Jazz Technologies Inc	NOTE 8.000%12/3	47214EAA0	 30,913 	 43,386,000 	Sole
KKR Financial Holdings 	NOTE 7.000% 7/1	48248AAB4	 14,785 	 16,520,000 	Sole
L-1 Identity Solutions	NOTE 3.750% 5/1	50212AAB2	 4,802 		 5,445,000 	Sole
L-3 Communications Hold	DEBT 3.000% 8/0	502413AW7	 29,751 	 28,856,000 	Sole
Level 3 Comm	        NOTE 5.250%12/1	52729NBF6	 21,886 	 24,435,000 	Sole
Level 3 Comm	        NOTE 3.500% 6/1	52729NBK5	 27,808 	 34,652,000 	Sole
Liberty Media	        DEB 3.500% 1/1	530715AN1	 71,154 	 138,446,000 	Sole
Liberty Media	        DEB 3.250% 3/1	530715AR2	 75,967 	 130,416,000 	Sole
Liberty Media	        DEB 3.125% 3/3	530718AF2	 112,420 	 112,375,000 	Sole
LifePoint Hospitals	NOTE 3.500% 5/1	53219LAH2	 1,068 		 1,229,000 	Sole
Lifetime Brands, Inc	NOTE 4.750% 7/1	53222QAB9	 24,346 	 32,900,000 	Sole
Linear Technology Corp	NOTE 3.000% 5/0	535678AC0	 212 		 220,000 	Sole
Live Nation Inc	        NOTE 2.875% 7/1	538034AB5	 15,529 	 21,139,000 	Sole
McMoRan Exploration	NOTE 5.250%10/0	582411AE4	 16,613 	 17,039,000 	Sole
Medtronic, Inc	        NOTE 1.500% 4/1	585055AL0	 3,163 		 3,175,000 	Sole
Medtronic, Inc	        NOTE 1.625% 4/1	585055AM8	 95,967 	 97,000,000 	Sole
Micron Technology	NOTE 1.875% 6/0	595112AH6	 23,772 	 28,300,000 	Sole
Millipore Corp	        NOTE 3.750% 6/0	601073AD1	 1,533 		 1,467,000 	Sole
Molson Coors Brewing	NOTE 2.500% 7/3	60871RAA8	 55,004 	 48,281,000 	Sole
Mylan, Inc	        NOTE 1.250% 3/1	628530AG2	 15,386 	 15,680,000 	Sole
Nabors Industries, Ltd	NOTE 0.940% 5/1	629568AP1	 681 		 700,000 	Sole
Nasdaq Stock Market Inc	NOTE 2.500% 8/1	631103AA6	 38,369 	 43,860,000 	Sole
Nash Finch Company	FRNT 3.500% 3/1	631158AD4	 960 		 2,298,000 	Sole
PNC Financial Services 	NOTE 4.000% 2/0	635405AW3	 18,790 	 18,685,000 	Sole
NetApp, Inc	        NOTE 1.750% 6/0 64110DAB0	 1,368 		 1,264,000 	Sole
Newell Rubbermaid Inc	NOTE 5.500% 3/1	651229AH9	 1,781 		 900,000 	Sole
Newmont Mining Corp	NOTE 1.250% 7/1 651639AH9	 103,347 	 86,671,000 	Sole
Newmont Mining Corp	NOTE 3.000% 2/1	651639AK2	 24,899 	 20,663,000 	Sole
Old Republic Int	NOTE 8.000% 5/1	680223AF1	 31,951 	 25,849,000 	Sole
Omnicare, Inc	        DBCV 3.250%12/1	681904AL2	 594 		 769,000 	Sole
Pixelworks	        SDCV 1.750% 5/1	72581MAB3	 5,779 		 6,720,000 	Sole
Playboy Enterprises	NOTE 3.000% 3/1	728117AB8	 2,488 		 3,129,000 	Sole
ProLogis	        NOTE 2.250% 4/0	743410AQ5	 21,965 	 24,304,000 	Sole
ProLogis	        NOTE 2.625% 5/1	743410AS1	 14,430 	 16,730,000 	Sole
Quanta Services, Inc	NOTE 3.750% 4/3	74762EAE2	 9,537 		 8,375,000 	Sole
Rayonier Inc	        NOTE 3.750%10/1	75508AAB2	 17,325 	 16,375,000 	Sole
Rayonier Inc	        NOTE 4.5% 8/15	75508AAD8	 26,153 	 23,775,000 	Sole
Rite Aid Corp	        NOTE 8.500% 5/1	767754BU7	 1,585 		 1,569,000 	Sole
Safeguard Scientifics	DBCV 2.625% 3/1	786449AG3	 20,731 	 22,172,000 	Sole
SAVVIS, Inc	        NOTE 3.000% 5/1	805423AA8	 8,335 		 9,650,000 	Sole
Schlumberger Ltd.	DBCV 2.125% 6/0	806857AD0	 2,189 		 1,400,000 	Sole
School Specialty, Inc	SDCV 3.750%11/3	807863AL9	 1,843 		 2,000,000 	Sole
Seacor Holding	        DBCV 2.875%12/1	811904AJ0	 7,792 		 6,790,000 	Sole
Sirius XM Radio Inc	NOTE 3.250%10/1	82966UAD5	 25,739 	 30,506,000 	Sole
Sotheby's	        NOTE 3.125% 6/1 835898AC1	 36,772 	 42,025,000 	Sole
Spartan Stores, Inc	NOTE 3.375% 5/1	846822AE4	 1,540 		 2,055,000 	Sole
Stewart Enterprises	NOTE 3.375% 7/1	860370AK1	 4,816 		 5,733,000 	Sole
Symantec Corporation	NOTE 0.750% 6/1	871503AD0	 358 		 340,000 	Sole
Teradyne, Inc	        NOTE 4.500% 3/1	880770AE2	 1,874 		 1,000,000 	Sole
Terex Corp	        NOTE 4.000% 6/0	880779AV5	 1,474 		 1,000,000 	Sole
Teva Pharm	        NOTE 1.750% 2/0	88165FAA0	 1,855 		 1,585,000 	Sole
Textron Inc	        NOTE 4.500% 5/0	883203BN0	 1,966 		 1,200,000 	Sole
3M Co	                NOTE 11/2	88579YAB7	 108,919 	 125,411,000 	Sole
Time Warner Telecom Inc	DBCV 2.375% 4/0	887319AC5	 1,897 		 1,947,000 	Sole
Transocean Inc - A	NOTE 1.625%12/1	893830AU3	 2,955 		 3,000,000 	Sole
Transocean Inc - B	NOTE 1.500%12/1	893830AV1	 3,403 		 3,495,000 	Sole
Transocean Inc - C	NOTE 1.500%12/1	893830AW9	 9,130 		 9,535,000 	Sole
US Airways Group, Inc	NOTE 7.000% 9/3	90341WAB4	 26,599 	 30,055,000 	Sole
US Airways Group, Inc	NOTE 7.250% 5/1	911905AC1	 18,264 	 14,500,000 	Sole
United States Steel	NOTE 4.000% 5/1	912909AE8	 2,565 		 1,614,000 	Sole
VeriFone Holdings, Inc	NOTE 1.375% 6/1	92342YAB5	 13,820 	 16,000,000 	Sole
Wesco International	DBCV 6.000% 9/1 95082PAH8	 7,469 		 5,784,000 	Sole
Western Refining, Inc	NOTE 5.750% 6/1	959319AC8	13474.125	 14,750,000 	Sole
Wyndham Worldwide Corp	NOTE 3.500% 5/0	98310WAC2	 2,848 		 2,000,000 	Sole
Xilinx, Inc	        SDCV 3.125% 3/1	983919AD3	 176 		 200,000 	Sole
YRC Worldwide	        NOTE 3.375%11/2	985577AB1	 3,447 		 7,645,000 	Sole
			 3,604,196